Information Related to Guaranteed Securities Issued by Subsidiaries - Additional Information (Detail)	6 Months Ended
Jun. 30, 2019
Investments accounted for using equity method [abstract]
Description of guarantees given by registrant	Petróleo Brasileiro S.A.-Petrobras fully and unconditionally guarantees the debt securities issued by Petrobras Global Finance B.V. (PGF), a 100-percent-owned finance subsidiary of Petrobras. There are no significant restrictions on the ability of Petrobras to obtain funds from PGF.